COMMITMENTS AND CONTINGENT LIABILITIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 8
Guaranteed operating lease commitments	43	163
Long-term Purchase Commitment [Line Items]
Research and development, net	1,744	1,247	3,386
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	640
Research and development, net	47	47	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	537
Maintenance fees/royalties, noncurrent	372
Research and development, net	40	34	39
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	190
Research and development, net	12	5	12
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	331
Maintenance fees/royalties, noncurrent	185
Research and development, net	20	17	21
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	480
Research and development, net	35	35	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	320
Research and development, net	24	24	24
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	206
Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases expense	365	531	630
Motor vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expense	$ 81	$ 53	$ 152